Balance Sheets (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Current Assets
Cash and equivalents	$ 0	$ 12,387	$ 1,588
Prepaid Expenses	101,561	1,561	0
Total Current Assets	101,561	13,948	1,588
Property and equipment, net	1,143	1,261
Total Assets	102,704	15,209	1,588
Current Liabilities
Accounts payable and accrued expenses	248,364	180,672	6,700
Bank overdraft	1,863
Accrued expenses	229,895	451,290	0
Due to related parties	5,000	36,000	24,318
Stock deposits	0	147,050	0
Convertible note payable	133,000	37,500	0
Total Liabilities	618,122	852,512	31,018
STOCKHOLDERS DEFICIT
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, 6,000,000 and 0 shares issued and outstanding, respectively	6,000	6,000	0
Common Stock, $0.001 par value, 37,503,000,000 shares authorized, 414,411,438 and 1,093,837,500 shares issued and outstanding, respectively	419,464	414,411	2,625
Additional Paid-in Capital	2,880,980	2,043,690	49,875
Deficit Accumulated During the Development Stage	(3,821,862)	(3,301,404)	(81,930)
Total Stockholders Deficit	(515,418)	(837,303)	(29,430)
Total Liabilities and Stockholders Deficit	$ 102,704	$ 15,209	$ 1,588